SHARE-BASED PAYMENT RESERVE - SHARE OPTIONS, SHARE AWARDS AND EARN-OUT (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF SHARE BASED COMPENSATION

	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	64,957,905	10,356,664
Employee share option scheme (note 22.1)	7,495,105	26,942,783
Exercised employee share options (note 22.1)	(45,482,704)	(623,512)
Acceleration of expenses from the share option scheme modification (note 22.2)	-	1,315,248
Employee benefits – salaries to be settled in shares (note 22.3)	54,567	-
Share awards accrued (note 22.3)	6,041,808	642,973
Shares issued to settle share awards accrued (note 22.3)	(3,888,747)	-
Earn-out share awards accrued (note 22.4)	-	32,148,300
Earn-out shares issued (note 22.4)	-	(7,241,700)
Employee benefits – restricted share units accrued (note 22.5)	4,134,847	-
Shares issued to settle restricted share units accrued (note 22.5)	(206,727)	-
Unit purchase options (note 22.6)	-	1,417,149
At 31 March	33,106,054	64,957,905

SCHEDULE OF EARN-OUT AWARD SHARE PRICE

The earn-out award share price related targets are as below:

Milestone date	Share price target $	Number of shares to be awarded
1st anniversary of the Closing date	15.00	3,000,000
2nd anniversary of the Closing date	20.00	3,000,000
3rd anniversary of the Closing date	25.00	3,000,000
4th anniversary of the Closing date	30.00	3,000,000

SCHEDULE OF SHARE PRICE TARGET

The outcome of the Monte Carlo simulations derived the following probabilities and fair values per award (based on probability of achieving the share price target) per milestone date:

Milestone date	Share price target $	Number of shares to be awarded*	Risk-free rates	Probability	Fair value per award	Total fair value $
1st anniversary	15.00	3,030,000	0.12%	15.91%	$2.39	7,241,700
2nd anniversary	20.00	3,030,000	0.13%	12.71%	$2.54	7,696,200
3rd anniversary	25.00	3,030,000	0.16%	11.18%	$2.80	8,484,000
4th anniversary	30.00	3,030,000	0.22%	9.59%	$2.88	8,726,400
						32,148,300

*	Includes the service provider’s 1% entitled shares upon reaching the earn-out milestones, as previously described.

SCHEDULE OF RESTRICTED SHARE UNIT

	Number of RSUs	Weighted average fair value
		USD
Awarded and unvested as of 1 April 2021	-	-
Granted	3,150,596	4.52
Vested	(65,822)	5.85
Canceled/forfeited	(1,106,373)	4.55
Awarded and unvested as of 31 March 2022	1,978,401	4.46

SCHEDULE OF UNIT PURCHASE OPTIONS
Unit components:	Number of shares
Ordinary shares	345,000
Rights	34,500
Warrants	172,500
552,000